UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 66.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.862%, (COF + 1.25%), with maturity at 2035(1)	$3,512	$3,622,973
2.922%, (COF + 1.25%), with maturity at 2034(1)	907	936,728
3.236%, (1 yr. CMT + 2.232%), with maturity at 2036(1)	2,161	2,278,387
3.269%, (1 yr. CMT + 2.238%), with maturity at 2038(1)	2,027	2,135,791
4.50%, with various maturities to 2035	2,009	2,111,521
5.00%, with various maturities to 2018	140	141,545
5.50%, with various maturities to 2032	197	213,728
6.00%, with various maturities to 2033	2,128	2,329,785
6.50%, with various maturities to 2036	14,101	15,699,556
6.87%, with maturity at 2024	48	51,701
7.00%, with various maturities to 2036	9,077	10,200,584
7.09%, with maturity at 2023	196	206,720
7.25%, with maturity at 2022	172	181,250
7.31%, with maturity at 2027	31	34,931
7.50%, with various maturities to 2035	8,723	9,978,262
7.63%, with maturity at 2019	8	7,583
7.78%, with maturity at 2022	24	24,731
7.85%, with maturity at 2020	14	14,581
8.00%, with various maturities to 2034	958	1,057,417
8.13%, with maturity at 2019	13	13,377
8.15%, with various maturities to 2021	54	55,493
8.50%, with various maturities to 2031	1,544	1,753,284
9.00%, with various maturities to 2027	155	164,288
9.50%, with various maturities to 2026	181	190,335
10.50%, with maturity at 2020	53	55,818

		$53,460,369

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with various maturities to 2035(1)	$11,921	$12,051,490
1.982%, (COF + 1.25%), with various maturities to 2033(1)	1,350	1,363,319
1.986%, (COF + 1.25%), with maturity at 2022(1)	481	483,830
1.987%, (COF + 1.25%), with various maturities to 2044(1)	968	977,792
2.001%, (COF + 1.25%), with maturity at 2035(1)	688	693,805
2.04%, (COF + 1.25%), with maturity at 2022(1)	167	167,977
2.271%, (COF + 1.25%), with maturity at 2037(1)	2,371	2,332,220
2.70%, (COF + 1.252%), with maturity at 2036(1)	503	495,450
2.979%, (COF + 2.369%), with maturity at 2027(1)	709	733,436
3.134%, (COF + 1.25%), with maturity at 2036(1)	466	464,891
3.264%, (1 yr. CMT + 2.145%), with maturity at 2040(1)	678	709,092
3.546%, (COF + 1.25%), with maturity at 2034(1)	2,219	2,333,414
3.691%, (COF + 1.25%), with maturity at 2035(1)	2,121	2,222,939
3.747%, (COF + 1.788%), with maturity at 2036(1)	7,818	8,337,004
3.806%, (COF + 1.252%), with maturity at 2036(1)	122	124,040

Security	Principal Amount (000’s omitted)		Value
3.92%, (COF + 1.25%), with maturity at 2034(1)	$1,982		$2,075,099
3.934%, (COF + 1.851%), with maturity at 2021(1)	140		142,284
4.042%, (COF + 1.74%), with maturity at 2035(1)	2,102		2,198,507
4.743%, (COF + 1.87%), with maturity at 2034(1)	4,053		4,241,266
5.00%, with maturity at 2027	124		132,826
5.50%, with various maturities to 2030	218		232,195
6.00%, with various maturities to 2038	6,793		7,519,155
6.434%, with maturity at 2025(2)	73		78,999
6.50%, with various maturities to 2038	57,734		64,318,553
7.00%, with various maturities to 2037	31,300		35,639,334
7.50%, with various maturities to 2035	2,620		2,960,334
7.875%, with maturity at 2021	155		164,346
8.00%, with various maturities to 2034	2,822		3,200,083
8.024%, with maturity at 2030(2)	6		6,290
8.25%, with maturity at 2025	69		74,310
8.33%, with maturity at 2020	56		58,020
8.393%, with maturity at 2021(2)	14		15,283
8.50%, with various maturities to 2037	1,944		2,277,849
9.00%, with various maturities to 2026	58		63,997
9.463%, with maturity at 2025(2)	1		890
9.50%, with various maturities to 2030	134		143,593
9.50%, with maturity at 2025(2)	5		4,922
9.552%, with maturity at 2021(2)	3		3,063
9.556%, with maturity at 2021(2)	9		9,896
9.75%, with maturity at 2019	3		2,912
9.954%, with maturity at 2023(2)	7		7,008
9.995%, with maturity at 2020(2)	0	(3)	297
10.14%, with maturity at 2021(2)	1		1,187
10.966%, with maturity at 2021(2)	0	(3)	147
11.00%, with maturity at 2020	0	(3)	324

			$159,063,668

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$269		$274,454
4.50%, with maturity at 2047	6,808		7,147,533
6.00%, with maturity at 2033	8		8,965
7.50%, with maturity at 2025	377		410,971
8.25%, with maturity at 2019	1		872
8.30%, with maturity at 2020	3		3,063
9.50%, with various maturities to 2025	157		168,822

			$8,014,680

Total Mortgage Pass-Throughs (identified cost $218,065,008)			$220,538,717

Collateralized Mortgage Obligations — 32.8%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$63		$68,428
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	3,800		3,473,658

Security	Principal Amount (000’s omitted)	Value
Series 1822, Class Z, 6.90%, 3/15/26	$353	$389,024
Series 1829, Class ZB, 6.50%, 3/15/26	99	106,457
Series 1896, Class Z, 6.00%, 9/15/26	183	197,245
Series 2075, Class PH, 6.50%, 8/15/28	80	88,741
Series 2091, Class ZC, 6.00%, 11/15/28	274	299,149
Series 2102, Class Z, 6.00%, 12/15/28	78	84,964
Series 2115, Class K, 6.00%, 1/15/29	607	658,951
Series 2142, Class Z, 6.50%, 4/15/29	179	199,256
Series 2245, Class A, 8.00%, 8/15/27	2,656	3,042,035
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(4)	3,618	3,122,814
Series 4039, Class ME, 2.00%, 12/15/40	788	773,200
Series 4204, Class AF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/43(5)	2,855	2,842,794
Series 4259, Class UE, 2.50%, 5/15/43	2,847	2,815,127
Series 4337, Class YT, 3.50%, 4/15/49	6,906	6,869,396
Series 4385, Class SC, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(6)	102	89,782
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(6)	168	155,273
Series 4495, Class JA, 3.50%, 5/15/45	1,680	1,682,663
Series 4502, Class SL, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 6/15/45(6)	163	141,800
Series 4584, Class PM, 3.00%, 5/15/46	3,703	3,723,100
Series 4639, Class KF, 2.868%, (1 mo. USD LIBOR + 1.30%), 12/15/44(5)	8,709	8,822,302
Series 4676, (Interest Only), Class DI, 4.00%, 7/15/44(7)	6,719	1,111,108
Series 4746, Class CZ, 4.00%, 11/15/47	1,964	1,935,078
Series 4754, Class FJ, 2.56%, (1 mo. USD LIBOR + 1.00%), 4/15/44(5)	8,654	8,653,686

		$51,346,031

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$46	$48,425
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,137
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,935	3,150,102
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	2,803	2,479,471
Series 417, (Interest Only), Class C8, 4.00%, 2/25/43(7)	10,902	2,250,312
Series 1993-16, Class Z, 7.50%, 2/25/23	85	91,801
Series 1993-39, Class Z, 7.50%, 4/25/23	229	249,561
Series 1993-45, Class Z, 7.00%, 4/25/23	270	290,330
Series 1993-149, Class M, 7.00%, 8/25/23	93	101,019
Series 1993-178, Class PK, 6.50%, 9/25/23	220	236,268
Series 1994-40, Class Z, 6.50%, 3/25/24	245	263,774
Series 1994-42, Class K, 6.50%, 4/25/24	1,018	1,095,943
Series 1994-82, Class Z, 8.00%, 5/25/24	362	397,735
Series 2000-49, Class A, 8.00%, 3/18/27	299	337,118
Series 2001-81, Class HE, 6.50%, 1/25/32	585	655,404
Series 2002-1, Class G, 7.00%, 7/25/23	129	139,290
Series 2005-37, Class SU, 22.955%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(6)	322	376,915
Series 2012-35, Class GE, 3.00%, 5/25/40	2,470	2,475,647
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,993	3,287,707
Series 2013-52, Class MD, 1.25%, 6/25/43	3,376	3,131,152
Series 2013-122, Class ES, 2.561%, (1 mo. USD LIBOR + 1.00%), 7/25/43(5)	1,792	1,772,451
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,546	2,851,869
Series 2016-89, Class ZH, 3.00%, 12/25/46	3,034	2,892,285
Series 2017-75, Class Z, 3.00%, 9/25/57	4,902	4,453,886
Series 2017-76, Class Z, 3.00%, 10/25/57	2,602	2,437,810
Series 2017-110, Class Z, 3.00%, 2/25/57	1,969	1,851,680

		$37,319,092

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$502,918
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,024	1,006,876
Series 2016-129, Class ZC, 2.00%, 6/20/45	932	887,059
Series 2017-137, Class AF, 2.061%, (1 mo. USD LIBOR + 0.50%), 9/20/47(5)	7,568	7,519,670

		$9,916,523

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(5)	$10,000	$10,013,339

		$10,013,339

Total Collateralized Mortgage Obligations (identified cost $109,651,957)		$108,594,985

Asset-Backed Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(8)	$6,400	$6,399,889

Total Asset-Backed Securities (identified cost $6,399,890)		$6,399,889

Short-Term Investments — 0.0%(9)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(10)	46,328	$46,333

Total Short-Term Investments (identified cost $46,328)		$46,333

Total Investments — 101.4% (identified cost $334,163,183)		$335,579,924

Other Assets, Less Liabilities — (1.4)%		$(4,475,746)

Net Assets — 100.0%		$331,104,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $6,399,889 or 2.0% of the Portfolio’s net assets.

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $38,394.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	370	Long	Dec-18	$90,293,875	$(407,000)
CME 90-Day Eurodollar	370	Short	Dec-19	(90,007,125)	504,375
U.S. 5-Year Treasury Note	269	Short	Mar-18	(30,857,242)	498,070
U.S. 10-Year Treasury Note	110	Short	Mar-18	(13,373,594)	312,813

					$908,258

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,315,258 and $407,000, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$220,538,717	$—	$220,538,717
Collateralized Mortgage Obligations	—	108,594,985	—	108,594,985
Asset-Backed Securities	—	6,399,889	—	6,399,889
Short-Term Investments	—	46,333	—	46,333
Total Investments	$—	$335,579,924	$—	$335,579,924
Futures Contracts	$1,315,258	$—	$—	$1,315,258
Total	$1,315,258	$335,579,924	$—	$336,895,182

Liability Description
Futures Contracts	$(407,000)	$—	$—	$(407,000)
Total	$(407,000)	$—	$—	$(407,000)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018